Preferred, Common Stock and Additional Paid in Capital	12 Months Ended
Dec. 31, 2013
Preferred, Common Stock and Additional Paid in Capital [Abstract]
Preferred, Common Stock and Additional Paid in Capital
10.      Preferred, Common Stock and Additional Paid in Capital:
Preferred Stock: Star Bulk is authorized to issue up to 25,000,000 shares of preferred stock, $0.01 par value with such designations, as voting, and other rights and preferences, as determined by the Board of Directors. As of December 31, 2012 and 2013 the Company had not issued any preferred stock.
Common Stock: Star Bulk was authorized to issue 100,000,000 registered common shares, par value $0.01. On November 23, 2009 at the Company's annual meeting of shareholders, the Company's shareholders voted to approve an amendment to the Amended and Restated Articles of Incorporation increasing the number of common shares that the Company was authorized to issue from 100,000,000 registered common shares, par value $0.01 per share, to 300,000,000 registered common shares, par value $0.01 per share.
Each outstanding share of the Company's common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to receive ratably all dividends, if any, declared by the Company's board of directors out of funds legally available for dividends. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any shares of preferred stock which the Company may issue in the future.
On July 22, 2011, the Company offered 1,113,334 common shares in an underwritten public offering at a public offering price of $27.0 per share less underwriters' discount. All of the shares in the offering were sold by the Company. The Company used the net proceeds of this offering to fund a portion of the aggregate purchase price of the Star Big and the Star Mega and for working capital purposes.
On July 25, 2013, pursuant to a rights offering, approved by the Company's Board of Directors in April 2013, the Company issued 15,338,861 shares of common stock, which resulted in net proceeds of $77,898 after deducting offering expenses of $2,167. The proceeds were primarily used for orders for fuel-efficient dry-bulk vessels with some of the proceeds being reserved for working capital and general corporate purposes.
On October 7, 2013, the Company offered 8,050,000 common shares, in an underwritten public offering price of $8.80 per share less underwriters' discount. All of the shares in the offering were sold by the Company, which resulted in net proceeds of $68,124 after deducting offering expenses of $2,716. The Company used the net proceeds from this offering to partially fund the acquisition of Company's newbuilding vessels, for vessel acquisitions, and for general corporate purposes..
15-for-1 reverse stock split: Effective as of the opening of trading on October 15, 2012, the Company affected a one-for-fifteen reverse stock split of its common shares. The reverse stock split was approved by shareholders at the Company's 2012 Annual General Meeting of Shareholders held on September 7, 2012. The reverse stock split reduced the number of the Company's common shares from 81,012,403 to 5,400,810 and affected all issued and outstanding common shares. No fractional shares were issued in connection to the reverse split. Shareholders who would otherwise hold a fractional share of the Company's common stock received a cash payment in lieu of such fractional share.
Share re-purchase Plan: On February 23, 2010, the Company's Board of Directors adopted a stock repurchase plan for up to $30,000 to be used for repurchasing the Company's common shares until December 31, 2011. All repurchased shares will be cancelled and removed from the Company's share capital.
On August 10, 2011, the Company's Board of Directors decided to reinstate the share repurchase plan with the limitation of acquiring up to a maximum amount of $3,000 worth of Company's shares, at a maximum price of $19.5 per share. On November 9, 2011 the Company's Board of Directors extended the duration of the share repurchase plan until December 31, 2012.
During the year ended December 31, 2012 the Company repurchased and cancelled 61,730 treasury shares, which were repurchased in the open market for an aggregate purchase price of $860, pursuant to the terms of Company's existing share repurchase plan and has $2,140 of remaining capacity under the plan.
During the years ended December 31, 2011 and 2013, there were no shares repurchased.